Trade and other payables	12 Months Ended
Dec. 31, 2021
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Trade and other payables

35.  Trade and other payables

	2021	2020
Payable to suppliers	4,615,606	3,467,338
Taxes payable	999,771	668,260
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	652,028	533,440
Accrued selling and marketing expenses	74,214	92,696
Other	379,060	214,871
	6,720,679	4,976,605

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.

Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group, but not yet invoiced.